INCOME TAXES - Summary of principal components of deferred income tax assets (Detail) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Deferred tax assets:
Net losses carryforward	¥ 166,302	¥ 103,403
Other accrued expenses	160,075	124,441
Advertising expenses	12,587	5,347
Valuation allowance	¥ (338,964)	¥ (233,191)	¥ (112,256)	¥ (54,574)